GOODWILL (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 475,732		¥ 461,686
Goodwill acquired in business combination	884		30,751
Impairment losses	0		0
Foreign exchange effect	15,353		(16,705)
Ending Balance	¥ 491,969	$ 71,554	¥ 475,732